Income and expenses - Contract balances (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income and expenses
Trade receivables, included in 'trade and other receivables'	€ 55,906	€ 53,718	€ 53,505
Contract assets / Contracts in progress		590	637
Contract liabilities / deferred income / Advances Received on contracts	€ 52,208	€ 51,792	€ 50,390